THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.6%

	Shares	Value
COMMUNICATION SERVICES — 1.5%

Cogent Communications Holdings	36,790	$2,340,212

CONSUMER DISCRETIONARY — 8.6%

Home Depot	17,810	6,535,914

Target	16,550	3,648,116

Wyndham Hotels & Resorts	36,960	3,102,792

		13,286,822

CONSUMER STAPLES — 7.8%

Bunge	27,250	2,693,935

Coca-Cola	50,920	3,106,629

PepsiCo	19,070	3,309,027

Walmart	20,920	2,924,825

		12,034,416

ENERGY — 4.3%

ConocoPhillips	41,130	3,644,941

Devon Energy	58,190	2,942,668

		6,587,609

FINANCIALS — 13.9%

American International Group	52,010	3,003,577

Ares Management, Cl A	36,200	2,885,864

Arthur J Gallagher	21,524	3,399,501

Bank of America	67,570	3,117,680

BlackRock, Cl A	3,520	2,896,748

JPMorgan Chase	15,050	2,236,430

Morgan Stanley	39,720	4,072,889

		21,612,689

HEALTH CARE — 11.7%

AbbVie	29,520	4,040,993

Bristol-Myers Squibb	65,800	4,269,762

CVS Health	28,530	3,038,730

Johnson & Johnson	22,430	3,864,465

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued

Quest Diagnostics	21,809	$2,944,651

		18,158,601

INDUSTRIALS — 11.2%

Cintas	5,970	2,337,434

IDEX	14,960	3,222,982

Illinois Tool Works	16,930	3,960,266

Trane Technologies PLC	16,010	2,771,331

Union Pacific	20,410	4,991,266

		17,283,279

INFORMATION TECHNOLOGY — 25.6%

Apple	43,820	7,658,860

Broadcom	12,980	7,604,722

Cisco Systems	58,960	3,282,303

Global Payments	14,450	2,165,766

International Business Machines	23,650	3,158,931

Lam Research	5,950	3,510,024

Microsoft	28,348	8,815,661

Silicon Motion Technology ADR	43,730	3,454,670

		39,650,937

MATERIALS — 5.0%

Celanese, Cl A	19,830	3,087,730

CF Industries Holdings	36,730	2,529,595

Freeport-McMoRan	58,560	2,179,603

		7,796,928

REAL ESTATE — 7.0%

Alexandria Real Estate Equities †	17,420	3,394,113

National Health Investors †	39,120	2,262,309

PS Business Parks †	11,010	1,838,230

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued

Sun Communities†	17,840	$3,371,046

		10,865,698

TOTAL COMMON STOCK (Cost $107,818,571)		149,617,191

TOTAL INVESTMENTS— 96.6% (Cost $107,818,571)		$149,617,191

Percentages are based on Net Assets of $154,945,828.

†	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of January 31, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1800

3